Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Derivative Instruments
(6)	Derivative Instruments

Derivatives are a financial instrument whose value is based on one or more underlying assets. The Company originates residential mortgage loans for sale into the secondary market on both a “best efforts” and a “mandatory delivery” basis. In connection with the underwriting process, the Company enters into commitments to “lock-in” the interest rate of the loan with the borrower prior to funding (“interest rate lock commitments”). Generally, such interest rate lock commitments are for periods less than 60 days. These interest rate lock commitments are considered derivatives. The Company manages its exposure to changes in fair value associated with these interest rate lock commitments by entering into simultaneous agreements to sell the residential loans shortly after their origination and funding to third party investors. At December 31, 2012 and 2011, the Company had loans held for sale of $84.1 million and $63.2 million, respectively.

Under the contractual relationship in the “best efforts” method, the Company is obligated to sell the loans only if the loans close. As a result of the terms of these contractual relationships, the Company is not exposed to losses nor will it realize gains related to its rate-lock commitments due to subsequent changes in interest rates. At December 31, 2012 and 2011, the Company had rate-lock commitments to originate residential mortgage loans (unfunded par amount of loans) on a “best efforts” basis in the amount of $94.5 million and $44.6 million, respectively.

Beginning in September 2012, the Company began selling some of its mortgage loan production on a “mandatory delivery” basis and using derivative instruments to manage the resulting interest rate risk. These derivatives are entered into as balance sheet risk management instruments, and therefore, are not designated as an accounting hedge. Under the “mandatory delivery” approach, mortgage loans held for sale and commitments to borrowers to originate loans at agreed upon interest rates expose the Company to changes in market rates and conditions subsequent to the interest rate lock commitment until the loans are delivered to the investor. The Company uses mortgage-based derivatives such as forward delivery commitments and To-Be-Announced securities in order to mitigate this market risk. For the year ended December 31, 2012, the Company recorded a gain totaling $7 thousand related to mandatory derivatives which was included in the gain on the carrying value of the underlying loans and interest rate lock commitments totaling $469 thousand. Gains and losses on the Company’s derivative instruments are included within “mortgage banking revenue” on the Consolidated Statement of Operations. There were no such instruments utilized in 2011.